Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Disclosure of general and administrative expense
(a)	This caption is comprised of the following:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	909,212	704,255	743,362
Taxes and contributions	44,452	37,581	37,928
Rental expenses (c) and Note 8(e)	11,841	6,781	5,072

Total	965,505	748,617	786,362